21. Employees benefits	12 Months Ended
Dec. 31, 2018
Employees Benefits
Employees benefits

(a)      Health benefit plan

The health benefit plan is managed by Sabesprev and consists of optional, free choice, health plans sponsored by contributions of SABESP and the active participants, as follows:

.     Company: 7.2% (December 31, 2017 – 7.7%) on average, of gross payroll;

.     Participating employees: 3.21% of base salary and premiums, equivalent to 2.5% of payroll, on average.

(b)      Pension plan benefits

	December 31, 2018	December 31, 2017
Funded plan – G1 (i)
Present value of defined benefit obligations	2,532,338	2,319,841
Fair value of the plan's assets	(2,168,436)	(1,931,380)

Net liabilities recognized for defined benefit obligations	363,902	388,461

Unfunded plan – G0 (iii)
Present value of defined benefit obligations	2,606,107	2,543,877

Net liabilities recognized for defined benefit obligations	2,606,107	2,543,877

Liability as per statement of financial position – pension obligations (*)	2,970,009	2,932,338

Despite the decrease in interest rate in the year, the decrease of actuarial deficit was mainly due to the higher profitability of the plan’s assets.

Pursuant to IAS19, the Company recognizes gains/(losses), due to changes in assumptions under equity, as valuation adjustments to equity, as shown below:

	G1 Plan	G0 Plan	Total
As of December 31, 2018
Actuarial gains/(losses) on obligations	(114,188)	(10,783)	(124,971)
Gains/(losses) on financial assets	113,869	-	113,869
Total gains/(losses)	(319)	(10,783)	(11,102)
Deferred income tax and social contribution - G1 Plan	108	-	108
Valuation adjustments to equity	(211)	(10,783)	(10,994)

	G1 Plan	G0 Plan	Total
As of December 31, 2017
Actuarial gains/(losses) on obligations	305,511	51,535	357,046
Gains/(losses) on financial assets	52,083	-	52,083
Total gains/(losses)	357,594	51,535	409,129
Deferred income tax and social contribution - G1 Plan	(121,582)	-	(121,582)
Valuation adjustments to equity	236,012	51,535	287,547

	G1 Plan	G0 Plan	Total
As of December 31, 2016
Actuarial gains/(losses) on obligations	(541,783)	(241,711)	(783,494)
Gains/(losses) on financial assets	192,458	-	192,458
Total gains/(losses)	(349,325)	(241,711)	(591,036)
Deferred income tax and social contribution - G1 Plan	118,770	-	118,770
Valuation adjustments to equity	(230,555)	(241,711)	(472,266)

(i)          G1 Plan

The Company sponsors a defined benefit pension plan for its employees ("G1 Plan"), which is managed by Sabesprev, receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•    0.99% of the portion of the salary of participation up to 20 salaries; and

•    8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

As of December 31, 2018, SABESP had a net actuarial liability of R$363,902 (R$388,461 as of December 31, 2017) representing the difference between the present value of the Company's defined benefit obligations to the participating employees, retired employees, and pensioners; the fair value of the plan’s assets.

	2018	2017
Defined benefit obligation, beginning of the year	2,319,841	2,465,721
Current service cost	13,905	17,582
Interest cost	213,201	260,409
Actuarial (gains)/losses recorded as other comprehensive income	114,188	(305,511)
Benefits paid	(128,797)	(118,360)

Defined benefit obligation, end of the year	2,532,338	2,319,841

Below, the change of fair value of the plan during the year:

	2018	2017
Fair value of the plan’s assets, beginning of the year	1,931,380	1,712,551
Expected return on the plan assets	179,449	183,689
Expected Company’s contributions	36,199	48,742
Expected participants’ contributions	36,336	52,675
Benefits paid	(128,797)	(118,360)
Actuarial gains/(losses) recorded as other comprehensive income	113,869	52,083
Fair value of the plan’s assets, end of the year	2,168,436	1,931,380

(Deficit)/Surplus	(363,902)	(388,461)

The amounts recognized in the year are as follows:

	2018	2017	2016
Current service expenses	(22,431)	(35,093)	13,562
Interest cost rate	213,201	260,409	285,227
Expected return on the plan's assets	(179,449)	(183,689)	(201,778)
Total expenses	11,321	41,627	97,011

In 2018, the expenses related to defined pension plan amounting to R$7,530, R$1,133 and R$704 (R$35,156, R$1,864 and R$619 in 2017 and R$60,263, R$7,982 and R$24,557 in 2016), were recorded in operating costs, selling and administrative expenses, respectively.  The amount of R$1,955 was capitalized in assets (R$3,988 in 2017 and R$4,209 in 2016).

Estimated expenses	2019
Service cost	8,610
Interest cost rates	224,429
Participants' contribution	(31,712)
Net profitability on financial assets	(192,965)
Expense to be recognized by the employer	8,362

Actuarial assumptions:

	2018	2017	2016

Discount rate – actual rate (NTN-B)	4.91% p.a.	5.35% p.a.	5.74% p.a.
Inflation rate	4.01% p.a.	3.96% p.a.	4.87% p.a.
Expected rate of return on assets	9.12% p.a.	9.52% p.a.	10.89% p.a.
Future salary increase	6.09% p.a.	6.04% p.a.	6.97% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

The number of active participants as of December 31, 2018 was 4,056 (4,317 as of December 31, 2017), and of inactive participants was 7,149 (6,978 as of December 31, 2017).

The benefit to be paid of G1 pension plan, expected for 2019 is R$177,516.

The contributions of the Company and participants of Plan G1 in 2018 were R$ 36,199 (R$ 48,742 in 2017) and R$ 36,336 (R$ 52,047 in 2017), respectively. Of this amount, the Company and the participants’ payments corresponding to the actuarial deficit of the G1 funded plan in 2018, totaled R$ 26,672 and R$ 16,832, respectively.

         Sensitivity analysis of the defined benefit pension plan as of December 31, 2017 regarding the changes in the main assumptions are:

Plan – G1	Change in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$263,661
	Decrease of 1.0%	Increase of R$319,455
Life expectation	Increase of 1 year	Increase of R$48,558
	Decrease of 1 year	Decrease of R$49,705
Wage increase rate	Increase of 1.0%	Increase of R$31,418
	Decrease of 1.0%	Decrease of R$27,019

Plan’s assets

The plan’s investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law.  The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

		December 31, 2018	December 31, 2017
Fixed income
- NTNBs		1,225,738	1,064,935
- NTNCs		163,966	146,495
Government bonds in own portfolio	(a)	1,389,704	1,211,430
Fixed income fund quotas	(b)	87,939	260,352
Private credit investment fund quotas	(c)	-	135,454
Debentures		-	3,902
Total fixed income		1,477,643	1,611,138

Equities
Stocks investment fund quotas	(d)	249,740	195,459
Shares		-	3,903
Total equities		249,740	199,362

Structured investments
Equity investment fund quotas	(e)	121,043	86,193
Real estate investment fund quotas	(f)	-	27,170
Multimarket investment fund quotas	(g)	310,785	-
Total structured investments		431,828	113,363

Other	(h)	9,225	7,517

Fair value of the plan's assets		2,168,436	1,931,380

(a)  Fixed income: it is composed of government bonds issued by the National Treasury, between 2024 and 2055. These instruments are indexed by NTN-b indexed by IPCA (Extended Consumer Price Index) and NTN-c indexed by IGPM (General Market Price Index).

(b)  Fixed Income Fund Quotas: investment funds that seek return on fixed income assets and shall have   at least, 80% of the portfolio in directly related assets, summed up via derivatives to the risk factor.

(c)  Private Credit Investment Fund Quotas: funds that seek return by means of the acquisition of operations representing corporate debts or disseminated receivables portfolios (rights or   bonds), originated and sold by several assignors who anticipate funds and have receivables from several business activities as guarantee.

(d)  Equities: equity fund composed of Brazilian companies’ stocks listed at B3.

(e)  Equity Investment Fund Quotas: it is composed of a closed-ended investment fund.  The assets under its management are destined to the acquisition of stocks, debentures, warrants or other securities convertible or swappable into shares issued by companies trading in stock exchanges or not.

(f)  Real Estate Investment Fund Quotas: Funds investing in real estate projects (commercial buildings, shopping centers, hospitals, etc.).  The return on capital invested occurs by sharing the Fund’s proceeds or sale of its quotas in the Fund.

(g)  Multimarket  Investment  Fund  Quotas:  Investment funds that use several investment strategies available in the capital markets in order to obtain return higher than the CDI.

(h)  Other: Investment fund quotas in global companies’ stocks, mostly US companies, borrowings, real estate, etc., reducing operational and contingent liabilities.

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are  prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of  asset or selling  short, such operations cannot result in losses higher than   invested amounts.

As of December 31, 2018, Sabesprev did not have financial assets issued by the Company in its own portfolio; however, said assets could have been part of the investment fund portfolio invested by the Foundation. The real estate held in the portfolio is not used by the Company.

The assets’ consolidated profitability came to 11.75% in 2018, exceeding its actuarial target of 9.12% in the same period (INPC + 5.5% p.a.). In 2017, profitability reached 12.02%, also exceeding the variation of the actuarial target for that year, of 7.68%.

Concerning Fixed Income, the strategies focused on federal government bonds prevailed. Said bonds appreciated due to the result of presidential election, which market agents believe may give rise to liberal reforms.

Concerning Equities, investments appreciated for the same reason, which led to the appreciation of fixed income investments. The return of Ibovespa reached 15.03% in 2018 and 26.86% in 2017.

Structured Investments also appreciated due to the valuation of investees, which are currently more developed than in previous years, in addition to dividend payments in 2018.

(ii)        Private pension plan benefits – Defined contribution

As of December 31, 2018, Sabesprev Mais plan, based on defined contribution, had 9,586 active and assisted participants (9,328 as of December 31, 2017).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants. In 2018, expenses related to the obligation of defined contribution, totaling R$13,227, R$1,820 and R$3,599, were allocated to operating costs, selling expenses and administrative expenses. The amount of R$2,115 was capitalized in assets. In August 2016, the Company concluded the migration process initiated in 2010 and paid R$30,891, corresponding to a non-recurring contribution and incentive to participants who migrated, and R$7,214, corresponding to the previous balance, related to the migration that began in 2010.

The Company has made contributions in the amount of R$20,762 in 2018 (R$19,220 as of December 31, 2017).

(iii)    G0 Plan

Pursuant to State Law 4,819/58, employees who started providing services prior to May 1974 and retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "G0 Plan ". The Company pays these supplemental benefits on behalf of the State Government and makes claims for reimbursements from the State Government, which are recorded as accounts receivable from related parties, limited to the amounts considered virtually certain that will be reimbursed by the State Government. As of December 31, 2018, the Company recorded a defined benefit obligation for the G0 Plan of R$ 2,606,107 (R$ 2,543,877 as of December 31, 2017).

	2018	2017
Defined benefit obligation, beginning of the year	2,543,877	2,512,080
Current interest expense and service costs	232,248	262,873
Actuarial (gains)/losses recorded as other comprehensive income	10,783	(51,535)
Benefits paid	(180,801)	(179,541)

Defined benefit obligation, end of the year	2,606,107	2,543,877

The amounts recognized in the income statement are as follows:

	2018	2017	2016

Current interest expense and service costs	232,248	262,873	282,117
Amount received from GESP (undisputed amount)	(96,282)	(95,191)	(96,709)
Total expenses	135,966	167,682	185,408

In 2018 and 2017, the expenses related to the defined benefit obligation under Plan G0 were recorded in administrative expenses.

Estimated expenses	2019

Interest cost rate	227,367
Expense to be recognized	227,367

The main actuarial assumptions used:

	2018	2017	2016

Discount rate – actual rate (NTN-B)	4.84% p.a.	5.30% p.a.	5.71% p.a.
Inflation rate	4.01% p.a.	3.96% p.a.	4.87% p.a.
Future salary increase	6.09% p.a.	6.04% p.a.	6.97% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

The number of active participants of Plan - Go as of December 31, 2018 and 2017 was 10. The number of beneficiaries, retirees and survivors as of December 31, 2018 was 2,038 (2,294 as of December 31, 2017).

The benefit payable from the Go pension plan expected for 2019 is R$188,328.

The sensitivity analysis of defined benefit pension plan as of December 31, 2017 to the changes in the main assumptions is:

Plan – G0	Changes in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$233,665
	Decrease of 1.0%	Increase of R$275,063

Life expectation	Increase of 1 year	Increase of R$81,430
	Decrease of 1 year	Decrease of R$81,436
Wage growth rate	Increase of 1.0%	Increase of R$280,410
	Decrease of 1.0%	Decrease of R$241,841

(c)      Profit sharing

The Company has a profit-sharing program in accordance with an agreement with labor union and SABESP. The period covered represents the Company fiscal year, from January to December 2018. The limit of the profit sharing is up to one-month salary for each employee, depending on performance goals reached. As of December 31, 2018, the Program’s balance payable was recorded under “salaries, payroll charges and social contributions” in the amount of R$ 110,464 (R$ 94,352 as of December 31, 2017).